[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]
March 29, 2019
Securities and Exchange Commission 100 F Street, NE Washington, DC 20549
RE:	Fiduciary/Claymore Energy Infrastructure Fund N-2 Filing

Ladies and Gentlemen:
On behalf of Fiduciary/Claymore Energy Infrastructure (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission thereunder, one electronically signed Pre-Effective Amendment (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).
The Registration Statement relates to the offering of the Fund’s common shares, including pursuant to rights to subscribe for the Fund’s common shares, on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.
The Registration Statement is being filed as a replacement shelf registration statement to the Fund’s current registration statement, filed on November 16, 2016 (File Nos. 333-213517 and 811-21652) (the “Prior Registration Statement”), in accordance with Rule 415(a)(5) and Rule 415(a)(6). Pursuant to Rule 415(a)(6) under the Securities Act, the Fund is carrying forward to this Registration Statement $140,226,570 in aggregate offering price of unsold securities that the Registrant previously registered on its Prior Registration Statement.  Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such unsold securities is being applied to offset the registration fee currently due. No additional securities have been registered in this offering.
On behalf of the Fund, we hereby request selective review of the Registration Statement in accordance with SEC Release No. 33-6510 (February 15, 1984). The disclosure included in the Registration Statement is identical to that included in the Prior Registration Statement, other than certain non-material changes.
If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.
Very truly yours,

/s/ Kevin T. Hardy
 Kevin T. Hardy
Enclosure